Share-based Compensation - Summary of Share Based Compensation Expense (Recovery) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ (1,282)	$ 7,100
Share options - amortization [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	2,182	1,072
Performance share units - amortization [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	736	1,849
Change in fair value of deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ (4,200)	$ 4,179